Initial Public Offering (Details) - Clean Earth Acquisitions Corp [Member]		9 Months Ended	12 Months Ended
	Feb. 28, 2022 $ / shares shares	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares
Initial Public Offering [Line Items]
Number of units issued	23,000,000
Price per unit (in Dollars per share) | $ / shares	$ 10
Number of shares in a unit	1
Exercise price of warrants (in Dollars per share) | $ / shares			$ 0.01
Maturity days		185 years	185 days
Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of units issued	23,000,000
Price per unit (in Dollars per share) | $ / shares	$ 10	$ 10.1	$ 10.1
Number of shares in a unit	1
Number of warrants issued per unit	1
Number of warrants issued per unit	1
Number of right issued per unit	1
Class A Common Stock [Member]
Initial Public Offering [Line Items]
Number of shares in a unit	1
Exercise price of warrants (in Dollars per share) | $ / shares	$ 11.5
Public Warrants [Member] | Initial Public Offering [Member]
Initial Public Offering [Line Items]
Number of warrants issued per unit	1
Exercise price of warrants (in Dollars per share) | $ / shares		$ 11.5